Consolidated statement of cash flows - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income (loss)	kr 28,714	kr 374	kr (26,104)
Adjustments to reconcile net income to cash	10,793	30,617	51,710
Cash flows from (used in) Operations	39,507	30,991	25,606
Changes in operating net assets
Inventories	929	10,208	9,304
Customer finance, current and non-current	3,033	2,755	(1,708)
Trade receivables and contract assets	(4,301)	2,576	6,333
Trade payables	462	496	(10,037)
Provisions and post-employment benefits	(1,435)	(53)	1,308
Contract liabilities	1,485	4,598	(7,088)
Other operating assets and liabilities, net	205	2,237	(10,111)
Net changes in operating assets and liabilities	378	22,817	(11,999)
Interest received	2,283	1,800	1,218
Interest paid	(2,205)	(3,043)	(2,280)
Taxes paid	(7,009)	(6,304)	(5,368)
Cash flow from operating activities	32,954	46,261	7,177
Investing activities
Investments in property, plant and equipment	(2,630)	(2,340)	(3,297)
Sales of property, plant and equipment	192	116	163
Acquisitions of subsidiaries and other operations	(1,099)	(397)	(1,515)
Divestments of subsidiaries and other operations	11,638	86	(625)
Product development	(1,138)	(1,300)	(2,173)
Purchase of interest-bearing securities	(38,758)	(19,622)	(15,304)
Sale of interest-bearing securities	16,688	11,247	11,739
Other investing activities	3,670	(3,742)	2,299
Cash flow from investing activities	(11,437)	(15,952)	(8,713)
Financing activities
Proceeds from issuance of borrowings	398	3,615	19,728
Repayment of borrowings	(3,538)	(15,917)	(7,884)
Dividends paid	(9,545)	(9,233)	(9,104)
Repayment of lease liabilities	(2,115)	(2,492)	(2,857)
Other financing activities	577	162	1,124
Cash flow from financing activities	(14,223)	(23,865)	1,007
Effect of exchange rate changes on cash	(7,253)	2,251	(2,630)
Net change in cash and cash equivalents	41	8,695	(3,159)
Cash and cash equivalents, beginning of period	43,885	35,190	38,349
Cash and cash equivalents, end of period	kr 43,926	kr 43,885	kr 35,190